Cover	May 17, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2022
Entity File Number	001-38704
Entity Registrant Name	HUDSON GLOBAL, INC.
Entity Central Index Key	0001210708
Entity Tax Identification Number	59-3547281
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	53 Forest Avenue
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	203
Local Phone Number	409-5628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HSON
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	true
Security Exchange Name	NASDAQ